Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31, 2020	June 30, 2021

Accounts receivable - gross	$81,996	$116,907
Allowance for doubtful accounts	(886)	(1,156)
Accounts receivables, net	$81,110	$115,751